Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALGER INSTITUTIONAL FUNDS
Entity Central Index Key	0000911415
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000174229 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class Z-2
Trading Symbol	ACIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Z-2 / ACIZX)	$42	0.84%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 3,290,638,853
Holdings Count | Holding	85	[2]
Investment Company Portfolio Turnover	32.82%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$3,290,638,853
Total number of portfolio holdings[1]	85
Portfolio turnover rate	32.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.1%
Consumer Discretionary	11.8%
Energy	0.7%
Financials	1.8%
Health Care	7.2%
Industrials	5.8%
Information Technology	56.8%
Materials	0.5%
Real Estate	0.7%
Utilities	2.0%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets

C000025005 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class R
Trading Symbol	ACARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class R / ACARX)	$81	1.64%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.64%	[3]
Net Assets	$ 3,290,638,853
Holdings Count | Holding	85	[4]
Investment Company Portfolio Turnover	32.82%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$3,290,638,853
Total number of portfolio holdings[1]	85
Portfolio turnover rate	32.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.1%
Consumer Discretionary	11.8%
Energy	0.7%
Financials	1.8%
Health Care	7.2%
Industrials	5.8%
Information Technology	56.8%
Materials	0.5%
Real Estate	0.7%
Utilities	2.0%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets

C000179523 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class Y
Trading Symbol	ACAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Y / ACAYX)	$41	0.82%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[5]
Net Assets	$ 3,290,638,853
Holdings Count | Holding	85	[6]
Investment Company Portfolio Turnover	32.82%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$3,290,638,853
Total number of portfolio holdings[1]	85
Portfolio turnover rate	32.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.1%
Consumer Discretionary	11.8%
Energy	0.7%
Financials	1.8%
Health Care	7.2%
Industrials	5.8%
Information Technology	56.8%
Materials	0.5%
Real Estate	0.7%
Utilities	2.0%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets

C000025004 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class I
Trading Symbol	ALARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class I / ALARX)	$60	1.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[7]
Net Assets	$ 3,290,638,853
Holdings Count | Holding	85	[8]
Investment Company Portfolio Turnover	32.82%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$3,290,638,853
Total number of portfolio holdings[1]	85
Portfolio turnover rate	32.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.1%
Consumer Discretionary	11.8%
Energy	0.7%
Financials	1.8%
Health Care	7.2%
Industrials	5.8%
Information Technology	56.8%
Materials	0.5%
Real Estate	0.7%
Utilities	2.0%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets

C000025002 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Institutional Fund
Class Name	Class I
Trading Symbol	ALMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class I / ALMRX)	$62	1.26%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%	[9]
Net Assets	$ 54,332,448
Holdings Count | Holding	68	[10]
Investment Company Portfolio Turnover	42.82%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$54,332,448
Total number of portfolio holdings[1]	68
Portfolio turnover rate	42.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	3.8%
Consumer Discretionary	13.0%
Consumer Staples	2.7%
Energy	0.9%
Financials	6.9%
Health Care	13.1%
Industrials	28.8%
Information Technology	22.3%
Materials	1.7%
Real Estate	2.6%
Utilities	2.3%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets

C000025003 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Institutional Fund
Class Name	Class R
Trading Symbol	AGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class R / AGIRX)	$92	1.89%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.89%	[11]
Net Assets	$ 54,332,448
Holdings Count | Holding	68	[12]
Investment Company Portfolio Turnover	42.82%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$54,332,448
Total number of portfolio holdings[1]	68
Portfolio turnover rate	42.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	3.8%
Consumer Discretionary	13.0%
Consumer Staples	2.7%
Energy	0.9%
Financials	6.9%
Health Care	13.1%
Industrials	28.8%
Information Technology	22.3%
Materials	1.7%
Real Estate	2.6%
Utilities	2.3%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets

C000174228 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Institutional Fund
Class Name	Class Z-2
Trading Symbol	ALMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class Z-2 / ALMZX)	$49	1.01%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%	[13]
Net Assets	$ 54,332,448
Holdings Count | Holding	68	[14]
Investment Company Portfolio Turnover	42.82%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$54,332,448
Total number of portfolio holdings[1]	68
Portfolio turnover rate	42.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	3.8%
Consumer Discretionary	13.0%
Consumer Staples	2.7%
Energy	0.9%
Financials	6.9%
Health Care	13.1%
Industrials	28.8%
Information Technology	22.3%
Materials	1.7%
Real Estate	2.6%
Utilities	2.3%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets

C000172687 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Institutional Fund
Class Name	Class Z-2
Trading Symbol	AISZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class Z-2 / AISZX)	$50	1.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[15]
Net Assets	$ 71,328,354
Holdings Count | Holding	106	[16]
Investment Company Portfolio Turnover	8.33%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$71,328,354
Total number of portfolio holdings[1]	106
Portfolio turnover rate	8.33%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	6.8%
Consumer Staples	1.5%
Financials	5.9%
Health Care	32.5%
Industrials	28.4%
Information Technology	23.3%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets

C000025001 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Institutional Fund
Class Name	Class R
Trading Symbol	ASIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class R / ASIRX)	$94	1.89%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.89%	[17]
Net Assets	$ 71,328,354
Holdings Count | Holding	106	[18]
Investment Company Portfolio Turnover	8.33%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$71,328,354
Total number of portfolio holdings[1]	106
Portfolio turnover rate	8.33%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	6.8%
Consumer Staples	1.5%
Financials	5.9%
Health Care	32.5%
Industrials	28.4%
Information Technology	23.3%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets

C000025000 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Institutional Fund
Class Name	Class I
Trading Symbol	ALSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class I / ALSRX)	$71	1.43%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%	[19]
Net Assets	$ 71,328,354
Holdings Count | Holding	106	[20]
Investment Company Portfolio Turnover	8.33%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$71,328,354
Total number of portfolio holdings[1]	106
Portfolio turnover rate	8.33%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	6.8%
Consumer Staples	1.5%
Financials	5.9%
Health Care	32.5%
Industrials	28.4%
Information Technology	23.3%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets

C000122071 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class A
Trading Symbol	ALAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class A / ALAFX)	$46	0.91%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[21]
Net Assets	$ 6,123,571,016
Holdings Count | Holding	50	[22]
Investment Company Portfolio Turnover	52.02%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$6,123,571,016
Total number of portfolio holdings[1]	50
Portfolio turnover rate	52.02%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	13.0%
Consumer Discretionary	13.3%
Financials	1.4%
Health Care	5.7%
Industrials	6.5%
Information Technology	55.7%
Materials	0.3%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.1%
100.0%
†	Based on net assets

C000122072 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class C
Trading Symbol	ALCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class C / ALCFX)	$84	1.68%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%	[23]
Net Assets	$ 6,123,571,016
Holdings Count | Holding	50	[24]
Investment Company Portfolio Turnover	52.02%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$6,123,571,016
Total number of portfolio holdings[1]	50
Portfolio turnover rate	52.02%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	13.0%
Consumer Discretionary	13.3%
Financials	1.4%
Health Care	5.7%
Industrials	6.5%
Information Technology	55.7%
Materials	0.3%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.1%
100.0%
†	Based on net assets

C000024998 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class I
Trading Symbol	ALGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class I / ALGRX)	$45	0.89%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[25]
Net Assets	$ 6,123,571,016
Holdings Count | Holding	50	[26]
Investment Company Portfolio Turnover	52.02%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$6,123,571,016
Total number of portfolio holdings[1]	50
Portfolio turnover rate	52.02%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	13.0%
Consumer Discretionary	13.3%
Financials	1.4%
Health Care	5.7%
Industrials	6.5%
Information Technology	55.7%
Materials	0.3%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.1%
100.0%
†	Based on net assets

C000179522 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class Y
Trading Symbol	ALGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Y / ALGYX)	$30	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[27]
Net Assets	$ 6,123,571,016
Holdings Count | Holding	50	[28]
Investment Company Portfolio Turnover	52.02%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$6,123,571,016
Total number of portfolio holdings[1]	50
Portfolio turnover rate	52.02%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	13.0%
Consumer Discretionary	13.3%
Financials	1.4%
Health Care	5.7%
Industrials	6.5%
Information Technology	55.7%
Materials	0.3%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.1%
100.0%
†	Based on net assets

C000122073 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class Z
Trading Symbol	ALZFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Z / ALZFX)	$31	0.62%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[29]
Net Assets	$ 6,123,571,016
Holdings Count | Holding	50	[30]
Investment Company Portfolio Turnover	52.02%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$6,123,571,016
Total number of portfolio holdings[1]	50
Portfolio turnover rate	52.02%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	13.0%
Consumer Discretionary	13.3%
Financials	1.4%
Health Care	5.7%
Industrials	6.5%
Information Technology	55.7%
Materials	0.3%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.1%
100.0%
†	Based on net assets

[1]	Annualized.
[2]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[3]	Annualized.
[4]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[5]	Annualized.
[6]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[7]	Annualized.
[8]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[9]	Annualized.
[10]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[11]	Annualized.
[12]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[13]	Annualized.
[14]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[15]	Annualized.
[16]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[17]	Annualized.
[18]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[19]	Annualized.
[20]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[21]	Annualized.
[22]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[23]	Annualized.
[24]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[25]	Annualized.
[26]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[27]	Annualized.
[28]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[29]	Annualized.
[30]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.